GENERAL - Schedule of Identified Intangible Assets Acquired as Acquisition Date (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill	$ 9,963	$ 7,729	$ 7,872
Aurenz Gmbh [Member]
Business Combination [Line Items]
Net liabilities and tangible assets assumed	(715)
Customer relationships	1,271
Goodwill	1,720
Deferred income taxes	(381)
Total	$ 1,896